SUP-ETF01-0103-0826

AB ACTIVE ETFs (“AB ETFs”)

-AB US Large Cap Strategic Equities ETF

(Ticker: LRGC)

AB VALUE FUNDS (“Value Funds”)

-AB Core Opportunities Fund

Class A (Ticker: ADGAX); Class C (Ticker: ADGCX); Class I (Ticker: ADGIX);

Advisor Class (Ticker: ADGYX); Class Z (Ticker: ADGZX)

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated August 19, 2026 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus	Date
AB ETFs	March 31, 2026
Value Funds	February 28, 2026

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The following chart replaces the chart under the heading “Portfolio Managers” in the summary sections of the Prospectuses and Summary Prospectuses for the following Funds.

AB US Large Cap Strategic Equities ETF

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Luke Pryor	Since 2025	Senior Vice President of the Adviser

Shri Singhvi*	Since 2023	Senior Vice President of the Adviser

*	Effective December 31, 2026, Mr. Singhvi will cease to serve as a portfolio manager of the Fund.

AB Core Opportunities Fund

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Luke Pryor	Since 2025	Senior Vice President of the Adviser

Shri Singhvi*	Since 2025	Senior Vice President of the Adviser

*	Effective December 31, 2026, Mr. Singhvi will cease to serve as a portfolio manager of the Fund.

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The following replaces certain information under the heading “Management of the Funds — Portfolio Managers” in the Prospectuses for the following Funds.

AB US Large Cap Strategic Equities ETF

Fund and Responsible Team	Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
AB US Large Cap Strategic Equities ETF US Strategic Equities Investment Team	Luke Pryor; since 2025; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since 2021.

	Shri Singhvi; since 2023; Senior Vice President of the Adviser*	Senior Vice President of the Adviser, with which he has been associated since prior to 2021.

*	Effective December 31, 2026, Mr. Singhvi will cease to serve as a portfolio manager of the Fund.

AB Core Opportunities Fund

Fund	Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
AB Core Opportunities Fund	Luke Pryor; since February 2025; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since 2021.

	Shri Singhvi; since February 2025; Senior Vice President of the Adviser*	Senior Vice President of the Adviser, with which he has been associated since prior to 2021.

*	Effective December 31, 2026, Mr. Singhvi will cease to serve as a portfolio manager of the Fund.

Each Statement of Additional Information is revised, as applicable, to incorporate changes conforming to this Supplement.

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 This Supplement should be read in conjunction with the Prospectuses and Summary Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

SUP-ETF01-0103-0826

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